Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
Our company recognizes the importance of safeguarding the security of the computer systems, software, networks, and other technology assets used in our business, both ashore and onboard our vessels.
Our manager, Brave Maritime, has implemented processes for identifying, assessing, and mitigating cybersecurity risks and, as part of an Enterprise Risk Management, or ERM, process, our manager has implemented a cybersecurity risk management program that is informed by recognized industry standards and frameworks and incorporates elements of the same.
Our manager’s cybersecurity risk management program incorporates a number of components, including, but not limited to, information security policies and operating procedures, periodic information security risk assessments and other vulnerability analyses, and ongoing monitoring of critical risks from cybersecurity threats using automated tools.
Additionally, our manager has implemented a process to conduct cybersecurity awareness training for employees during onboarding
and
, thereafter, throughout the year, and conducts regular phishing simulations in an effort to raise awareness of spoofed or manipulated electronic communications and other cybersecurity threats.
Our manager maintains a Cybersecurity Incident Response Plan, which is designed to guide responses to cyber incidents, including to mitigate and contain any potential cybersecurity incidents that could affect its systems, network, or data. The Cybersecurity Incident Response Plan identifies the individuals responsible for developing, maintaining, and following procedures related to cybersecurity incident response, including escalation protocols.
As part of our manager’s cybersecurity risk management program, all processes around third-party vendor risk management are maintained, including a framework for managing third-party information security risks.
Governance
Our Board of Directors has ultimate responsibility for the oversight of cybersecurity risks and responses to cybersecurity incidents, should they arise. The Board of Directors is informed periodically regarding the status of initiatives to further reduce cybersecurity risk by our Manager’s
IT function and other functions as needed.
The key individuals responsible for the overall assessment and day-to-day
management of material risks from cybersecurity threats include the Head of Information Technology (“Head of IT”) and head of the legal function at our manager Brave Maritime. Our manager’s current Head of IT possesses approximately 26 years of experience with information technology and cybersecurity risk management programs.

Our manager’s Head of IT, alongside the head of our manager’s legal function and our Chief Financial Officer, provide quarterly reports to the Board of Directors covering cybersecurity and other information technology risks a ffecti
ng us. These reports may include reviewing our manager’s current infrastructure and the status of key cybersecurity initiatives, including the status of ongoing mitigation efforts, providing insights into the latest cybersecurity threats, and discussing any recent security incidents impacting similarly-situated companies. In the event of a cybersecurity incident, we have implemented a process in which our Chief Financial Officer and the head of our manager’s legal function would report such incident to our board
of directors if the incident is determined to present critical risk to us.
Although risks from cybersecurity threats have not to date materially affected us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3.D. Risk Factors—Relating to Our Industry— A cyber-attack could materially disrupt our business”.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
Although risks from cybersecurity threats have not to date materially affected us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3.D. Risk Factors—Relating to Our Industry— A cyber-attack could materially disrupt our business”.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board of Directors has ultimate responsibility for the oversight of cybersecurity risks and responses to cybersecurity incidents, should they arise. The Board of Directors is informed periodically regarding the status of initiatives to further reduce cybersecurity risk by our Manager’s
IT function and other functions as needed.
The key individuals responsible for the overall assessment and day-to-day
management of material risks from cybersecurity threats include the Head of Information Technology (“Head of IT”) and head of the legal function at our manager Brave Maritime. Our manager’s current Head of IT possesses approximately 26 years of experience with information technology and cybersecurity risk management programs.

Our manager’s Head of IT, alongside the head of our manager’s legal function and our Chief Financial Officer, provide quarterly reports to the Board of Directors covering cybersecurity and other information technology risks a ffecti
ng us. These reports may include reviewing our manager’s current infrastructure and the status of key cybersecurity initiatives, including the status of ongoing mitigation efforts, providing insights into the latest cybersecurity threats, and discussing any recent security incidents impacting similarly-situated companies. In the event of a cybersecurity incident, we have implemented a process in which our Chief Financial Officer and the head of our manager’s legal function would report such incident to our board
of directors if the incident is determined to present critical risk to us.

Cybersecurity Risk Role of Management [Text Block]
Our manager, Brave Maritime, has implemented processes for identifying, assessing, and mitigating cybersecurity risks and, as part of an Enterprise Risk Management, or ERM, process, our manager has implemented a cybersecurity risk management program that is informed by recognized industry standards and frameworks and incorporates elements of the same.
Our manager’s cybersecurity risk management program incorporates a number of components, including, but not limited to, information security policies and operating procedures, periodic information security risk assessments and other vulnerability analyses, and ongoing monitoring of critical risks from cybersecurity threats using automated tools.
Additionally, our manager has implemented a process to conduct cybersecurity awareness training for employees during onboarding
and
, thereafter, throughout the year, and conducts regular phishing simulations in an effort to raise awareness of spoofed or manipulated electronic communications and other cybersecurity threats.
Our manager maintains a Cybersecurity Incident Response Plan, which is designed to guide responses to cyber incidents, including to mitigate and contain any potential cybersecurity incidents that could affect its systems, network, or data. The Cybersecurity Incident Response Plan identifies the individuals responsible for developing, maintaining, and following procedures related to cybersecurity incident response, including escalation protocols.
As part of our manager’s cybersecurity risk management program, all processes around third-party vendor risk management are maintained, including a framework for managing third-party information security risks.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The key individuals responsible for the overall assessment and day-to-day
management of material risks from cybersecurity threats include the Head of Information Technology (“Head of IT”) and head of the legal function at our manager Brave Maritime. Our manager’s current Head of IT possesses approximately 26 years of experience with information technology and cybersecurity risk management programs.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our Board of Directors has ultimate responsibility for the oversight of cybersecurity risks and responses to cybersecurity incidents, should they arise. The Board of Directors is informed periodically regarding the status of initiatives to further reduce cybersecurity risk by our Manager’s
IT function and other functions as needed.
The key individuals responsible for the overall assessment and day-to-day
management of material risks from cybersecurity threats include the Head of Information Technology (“Head of IT”) and head of the legal function at our manager Brave Maritime. Our manager’s current Head of IT possesses approximately 26 years of experience with information technology and cybersecurity risk management programs.